FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Financial Instruments
FINANCIAL INSTRUMENTS

14.    FINANCIAL INSTRUMENTS

14.a)	Identification and valuation of financial instruments

The Company may operate with several financial instruments, with emphasis on cash and cash equivalents, including financial investments, marketable securities, accounts receivable from customers, accounts payable to suppliers and borrowings and financing. Additionally, the Company may also operate with derivative financial instruments, such as swap of exchange or interest and commodities derivatives.

Considering the nature of these instruments, their fair values are basically determined by the use of quotations in the capital markets in Brazil and the Mercantile and Futures Exchange. The amounts recorded in current assets and liabilities have immediate liquidity or maturity, mostly in the short term. Considering the terms and characteristics of these instruments, the carrying amounts approximate the fair values.

•	Classification of financial instruments

							Consolidated
Consolidated				12/31/2022			12/31/2021
	Notes	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances
Assets
Current
Cash and cash equivalents	4		11,991,356	11,991,356		16,646,480	16,646,480
Short-term investments	5	1,184,895	271,590	1,456,485	2,383,059	261,673	2,644,732
Trade receivables	6		3,233,164	3,233,164		2,597,838	2,597,838
Dividends and interest on equity	9		77,377	77,377		76,878	76,878
Trading securities	9	9,596		9,596	12,028		12,028
Loans - related parties	9		5,383	5,383		4,511	4,511
Total		1,194,491	15,578,870	16,773,361	2,395,087	19,587,380	21,982,467

Non-current
Investments	5		156,185	156,185		147,671	147,671
Other trade receivables	9		8,059	8,059		2,345	2,345
Eletrobrás compulsory loan	9		58,030	58,030		859,607	859,607
Receivables by indemnity	9		974,863	974,863		534,896	534,896
Loans - related parties	9		1,384,773	1,384,773		1,143,228	1,143,228
Investments	10	94,700		94,700	190,321		190,321
Total		94,700	2,581,910	2,676,610	190,321	2,687,747	2,878,068

Total Assets		1,289,191	18,160,780	19,449,971	2,585,408	22,275,127	24,860,535

Liabilities
Current
Borrowings and financing	13		5,269,952	5,269,952		5,532,736	5,532,736
Leases	15		177,010	177,010		119,047	119,047
Trade payables	16		6,596,915	6,596,915		6,446,999	6,446,999
Trade payables - drawee risk	17		5,709,069	5,709,069		4,439,967	4,439,967
Dividends and interest on capital	17		611,307	611,307		1,206,870	1,206,870
Derivative financial instruments		416,935		416,935
Total		416,935	18,364,253	18,781,188		17,745,619	17,745,619

Non-current
Borrowings and financing	13		36,170,996	36,170,996		27,221,914	27,221,914
Leases	15		516,836	516,836		492,504	492,504
Trade payables	16		46,269	46,269		98,625	98,625
Derivative financial instruments	17	69,472		69,472	101,822		101,822
Total		69,472	36,734,101	36,803,573	101,822	27,813,043	27,914,865

Total Liabilities		486,407	55,098,354	55,584,761	101,822	45,558,662	45,660,484

•	Fair value measurement

The following table shows the financial instruments recorded at fair value through profit or loss, classifying them according to the fair value hierarchy:

Consolidated			12/31/2022			12/31/2021
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial investments	1,184,895		1,184,895	2,383,059		2,383,059
Trading securities	9,596		9,596	12,028		12,028
Non-current
Investments	94,700		94,700	190,321		190,321
Total Assets	1,289,191		1,289,191	2,585,408		2,585,408

Liabilities
Current
Derivative financial instruments		416,935	416,935
Non-current
Derivative financial instruments		69,472	69,472		101,822	101,822
Total Liabilities		486,407	486,407		101,822	101,822

Level 1 - Data prices are quoted in an active market for items identical to the assets and liabilities being measured.

Level 2 - Consider inputs observable in the market, such as interest rates, exchange rates, etc., but are not prices negotiated in active markets.

Level 3 - There are no assets and liabilities classified as level 3.

14.b)	Financial risk management

The Company uses risk management strategies with guidance on the risks incurred on the business. The nature and general position of financial risks are regularly monitored and managed in order to assess results and the financial impact on cash flow. Credit limits and hedge quality of counterparties are also reviewed periodically.

Market risks are hedged when is considered necessary to support the corporate strategy or when it is necessary to maintain the level of financial flexibility.

The Company is exposed to exchange rate, interest rate, market price and liquidity risks.

The Company may manage some of the risks through the use of derivative instruments not associated with any speculative trading or short selling.

•	Exchange rate risk

The exposure arises from the existence of assets and liabilities denominated in Dollar or Euro, since the Company’s functional currency is substantially the Real and is referred to as natural exchange exposure. The net exposure is the result of the offsetting of the natural exchange exposure by the instruments of hedge adopted by CSN.

The consolidated net exposure as of December 31, 2022 is shown below:

		12/31/2021
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in US$’000)
Cash and cash equivalents overseas	1,191,036	1,656,271
Trade receivables	315,920	212,424
Financial investments	26,930	23,748
Borrowings and financing	(4,594,471)	(3,866,290)
Trade payables	(366,149)	(613,961)
Others	(23,079)	(149,532)
Natural Gross Foreign Exchange Exposure (assets - liabilities)	(3,449,813)	(2,737,340)
Cash flow hedge accounting	4,409,760	2,655,350
Exchange rate swap CDI x Dollar	(67,000)	(67,000)
Exchange rate swap Real x Dollar	(115,000)
Net foreign exchange exposure	777,947	(148,990)

CSN uses Hedge Accounting strategy, as well as derivative financial instruments to protect future cash flows.

Sensitivity analysis of derivative financial instruments and consolidated foreign exchange exposure

The Company considered scenarios 1 and 2 to be 25% and 50% deterioration for currency volatility, using the exchange rate closing rate as of December 31, 2022, as a reference.

The currencies used in the sensitivity analysis and their respective scenarios are shown below:

				12/31/2022
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	5.2177	5.2070	6.5221	7.8266
EUR	5.5694	5.5580	6.9618	8.3541
USD x EUR	1.0674	1.0674	1.3343	1.6011

The effects on the result, considering scenarios 1 and 2, are shown below:

					12/31/2022
Instruments	Notional	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$

Gross exchange position	(3,449,813)	Dollar	36,913	(4,500,022)	(9,000,045)

Cash flow hedge accounting	4,409,760	Dollar	(47,184)	5,752,201	11,504,402

Exchange rate swap CDI x Dollar	(67,000)	Dollar	717	(87,396)	(174,793)

Exchange rate swap Real x Dollar	(115,000)	Dollar	1,230	(150,009)	(300,018)

Net exchange position	777,947	Dollar	(8,324)	1,014,774	2,029,546
(*)	The probable scenarios were calculated considering the following variations for the risks: Real x Dollar – valuation of the Real by 0.21% / Real x Euro - valuation of the Real by 0.20% / Euro x Dollar - no variation. Source: Central Bank of Brazil and European Central Bank quotations on March 1, 2023.

•	Interest rate risk

This risk arises from financial investments, borrowings and financing and debentures linked to the fixed and floating interest rates of the CDI, TJLP and LIBOR, exposing these financial assets and liabilities to interest rate fluctuations as shown in the sensitivity analysis table below.

With the modification of the global financial market in recent years and in line with the recommendations of international regulatory bodies, the market began to transition from the Libor rate (London Interbank Offered Rate) to the SOFR (Secured Overnight Financing Rate) as of 2022. The Company has not yet migrated its contracts to SOFR, as it is awaiting guidance from the financial market to transition the rate of its contracts.

Sensitivity analysis of changes in interest rates

We present below the sensitivity analysis for interest rate risks. The Company considered scenarios 1 and 2 to be 25% and 50% deterioration for interest rate volatility using the closing rate as of December 31, 2022, as a reference.

The interest rates used in the sensitivity analysis and their scenarios are shown below:

			12/31/2022
Interest	Interest rate	Scenario 1	Scenario 2
CDI	13.65%	17.06%	20.48%
TJLP	7.20%	9.00%	10.80%
LIBOR	5.14%	6.42%	7.71%
SELIC	13.75%	17.19%	20.63%

The effects on profit and loss, considering scenarios 1 and 2, are shown below:

						Consolidated
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	13.65	5,026,521	(14,249,092)	(10,481,452)	(10,796,172)	(11,110,892)
TJLP	7.20		(1,044,833)	(1,120,061)	(1,138,868)	(1,157,675)
Libor	5.14		(6,936,984)	(7,293,466)	(7,382,586)	(7,471,707)
Selic	13.75		(14,596)	(16,603)	(17,105)	(17,606)
(*)	The sensitivity analysis is based on the premise of maintaining the market values as of December 31, 2022 as a probable scenario recorded in the company´s assets and liabilities.

•	Market price risk

The Company is also exposed to market risks related to the volatility of commodity and input prices. In line with its risk management policy, risk mitigation strategies involving commodities can be used to reduce cash flow volatility. These mitigation strategies may incorporate derivative instruments, predominantly forward transactions, futures, and options.

Below are the instruments for price risk protection, as shown in the following topics:

a) Cash flow hedge accounting - “Platts” index

The Company has derivative operations for iron ore, contracted by the subsidiary CSN Mineração, with the objective of reducing the volatility of its exposure to the commodity.

In order to better reflect the accounting effects of the Platts hedge strategy in the result, CSN Mineração opted to make the formal designation of the hedge and consequently adopted hedge accounting of the iron ore derivative as a hedge accounting instrument of its highly probable future iron ore sales. With this, the mark-to-market resulting from the volatility of Platts will be temporarily recorded in shareholders' equity and will be taken to the result when the referred sales occur according to the contracted period of assessment, thus allowing the recognition of the volatility of Platts on the sales of iron ore to be recognized at the same moment.

The table below shows the result of the derivative instrument until December 31, 2022:

				12/31/2022	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021
		Appreciation (R$)		Fair value (market)	Other income and expenses (note 27)		Other comprehensive income		Exchange variation
Maturity	Notional	Asset position	Liability position	Amounts receivable / (payable)
02/02/2021 to 10/02/2021 (Settled)	Platts					(27,728)				16,790
05/31/2022 (Settled)	Platts				23,374				(1,087)
12/01/2022 to 12/31/2022	Platts	797,721	(873,385)	(75,664)	(75,664)				667
01/01/2023 to 01/31/2023	Platts	1,098,354	(1,218,934)	(120,580)			120,580		(1,484)
02/01/2023 to 02/28/2023	Platts	1,087,106	(1,197,361)	(110,255)			110,255		(1,244)
03/01/2023 to 03/31/2023	Platts	696,149	(770,062)	(73,913)			73,913		(938)
04/01/2023 to 04/30/2023	Platts	372,109	(385,572)	(13,463)			13,463		(131)
05/01/2023 to 05/31/2023	Platts	392,861	(404,946)	(12,085)			12,085		(81)
06/01/2023 to 06/30/2023	Platts	396,961	(407,934)	(10,973)			10,973		(35)
		4,841,261	(5,258,194)	(416,933)	(52,290)	(27,728)	341,269		(4,333)	16,790

The changes in the amounts related to cash flow hedge accounting - Platts index recorded in shareholders' equity on December 31, 2022, are shown as follows:

	12/31/2021	Movement	Realization	12/31/2022
Cash flow hedge accounting – “Platts”		393,559	(52,290)	341,269
Income tax and social contribution on cash flow hedge accounting		(133,810)	17,779	(116,031)
Fair Value of cash flow accounting - Platts, net		259,749	(34,511)	225,238

The cash flow hedge accounting - Platts index - has been fully effective since the derivative instruments were contracted.

To support the above-mentioned designations, the Company prepared formal documentation indicating how the designation of cash flow hedge accounting - Platts index is aligned with CSN's risk management objective and strategy, identifying the hedge instruments used, the hedge object, the nature of the risk to be protected and demonstrating the expectation of high effectiveness of the relations designated. Iron ore derivative instruments (“Platts” index) were designated in amounts equivalent to the portion of future sales, comparing the amounts designated with the amounts expected and approved in the Management and Board budgets.

Sensitivity analysis for Platts price risks

We present below the sensitivity analysis for Platts price risks. The Company considered scenarios 1 and 2 to be 25% and 50% devaluation in the share price using the closing rate on December 31, 2022, as a reference.

The effects on the result, considering probable scenarios 1 and 2, are shown below:

	12/31/2022
Maturity	Probable scenario R$	Scenario 1 R$	Scenario 2 R$
01/01/2023 to 01/31/2023	(187,669)	(362,057)	(654,139)
02/01/2023 to 02/28/2023	(187,132)	(359,922)	(649,327)
03/01/2023 to 03/31/2023	(129,814)	(241,817)	(429,410)
04/01/2023 to 04/30/2023	(44,186)	(100,637)	(195,186)
05/01/2023 to 05/31/2023	(47,457)	(107,165)	(207,171)
06/01/2023 to 06/30/2023	(44,919)	(104,839)	(205,199)
	(641,177)	(1,276,437)	(2,340,432)

b) Cash flow hedge accounting

Foreign exchange hedge

The Company and its subsidiary CSN Mineração formally designates relations of hedge of cash flows to protect highly probable future flows exposed to the dollar related to sales made in dollars.

With the objective of better reflecting the accounting effects of the hedge exchange rate in the result, CSN and its subsidiary CSN Mineração designated part of their dollar liabilities as an instrument of future hedge exports. As a result, the exchange rate variation resulting from the designated liabilities will be temporarily recorded in shareholders’ equity and will be reflected in the income statement when said exports occur, thus allowing the recognition of dollar fluctuations on liabilities and on exports to be recorded at the same time. It is noteworthy that the adoption of this hedge accounting does not imply the contracting of any financial instrument.

The table below presents a summary of the relations of hedge as of December 31, 2022:

									12/31/2022
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.2850	30,000	(30,000)	(11,832)
07/24/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3254	100,000	(100,000)	(39,382.00000)	-
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	25,000	(25,000)	(1,583.00000)	-
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	70,000	(70,000)	(26,068.00000)	-
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	30,000	(30,000)	(20,038.00000)	-
07/28/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3815	30,000	(30,000)	(11,253.00000)	-
3/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - October 2022	3.3940	355,000	(355,000)	(22,356)	-
2/4/2018	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - February 2023	3.3104	1,170,045	(1,093,045)	(389,596)	290,375
07/31/2019	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,761	(829,661)	(770,870)	745,432
10/1/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2027 - January 2028	4.0745	1,416,000	(1,287,000)	(67,766)	1,362,073
01/28/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2027 - January 2028	4.2064	1,000,000	-	-	1,011,300
1/6/2022	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - April 2032	4.7289	1,145,300	(62,200)	(32,290)	529,419
1/6/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - May 2033	4.7289	878,640	(61,080)	(33,265)	399,623
1/12/2022	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2031	5.0360	490,000			89,033
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - November 2023	5.1643	60,000			3,204
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - December 2025	5.2565	100,000			(3,880)
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - January 2024	5.2660	50,000			(2,415)
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - November 2023	5.3270	20,000			(2,186)
1/12/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2027	5.0360	70,000			12,719
Total						8,382,746	(3,972,986)	(1,426,299)	4,434,697
(*)	The realization of Hedge accounting cash flow is recognized in Other operating income and expenses, note 27.

The net balance of amounts designated and already amortized in dollars totals US$4,409,760.

In the hedging relationships described above, the amounts of the debt instruments were fully designated for equivalent iron ore export portions.

As of December 31, 2022, the hedging relationships established by the Company were effective according to the retrospective and prospective tests performed. Thus, no reversal for cash flow hedge accounting ineffectiveness was recognized.

c) Net investment hedge in foreign subsidiaries

The information related to the net investment hedge did not change in relation to that disclosed in the Company's financial statements as of December 31, 2021. The balance recorded as of December 31, 2022 and December 31, 2021 is R$6,293.

d) Hedge accounting movements

The changes in the amounts related to cash flow hedge accounting recorded in shareholders’ equity as of December 31, 2022 are shown as follows:

				Consolidated
	12/31/2021	Movement	Realization	12/31/2022
Cash flow hedge accounting	5,763,400	97,596	(1,426,299)	4,434,697
Income tax and social contribution on cash flow hedge accounting	(1,959,556)	(33,183)	484,942	(1,507,797)
Fair Value of cash flow accounting, net taxes	3,803,844	64,413	(941,357)	2,926,900

•	Credit risk

The exposure to credit risks of financial institutions considers the parameters established in the financial policy. The Company practices a detailed analysis of the financial situation of its customers and suppliers, the determination of a credit limit and the permanent monitoring of its outstanding balance.

With regard to financial investments, the Company only invests in institutions with low credit risk assessed by credit rating agencies. Since part of the funds is invested in repo operations that are backed by Brazilian government bonds, there is also exposure to the credit risk of the country.

As for the exposure to credit risk in accounts receivable and other receivables, the Company has a credit risk committee, in which each new customer is analyzed individually regarding their financial condition, before granting the credit limit and payment terms, and periodically reviewed based on procedures and circumstances of each business area.

•	Liquidity risk

It is the risk that the Company may not have sufficient net funds to honor its financial commitments as a result of the mismatch of term or volume between expected receipts and payments.

Future receipt and payment premises are established to manage cash liquidity in domestic and foreign currencies, which are monitored on a day-to-day basis by the Treasury Department. The payment schedules for long-term installments of borrowings, financing and debentures are shown in note 13.

The following are the contractual maturities of financial liabilities including interest.

					Consolidated
At December 31, 2022	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures (note 13)	5,269,952	3,874,476	11,087,002	21,209,518	41,440,948
Lease Liabilities (note 15)	177,010	155,938	139,118	221,780	693,846
Derivative financial instruments (note 14 a)	416,935	69,472			486,407
Trade payables (note 16)	6,596,915	27,838	18,411	20	6,643,184
Trade payables - Drawee Risk (note 17)	5,709,069				5,709,069
Dividends and interest on equity (note 17)	611,307				611,307
	18,781,188	4,127,724	11,244,531	21,431,318	55,584,761

IV - Fair values of assets and liabilities in relation to the book value

Financial assets and liabilities measured at fair value through profit or loss are recorded in current and non-current assets and liabilities and gains and losses are recorded as financial income and expenses, respectively.

The amounts are recorded in the financial statements at their book values, which are substantially similar to those that would be obtained if they were traded on the market. The fair values of other long-term assets and liabilities do not differ significantly from their book values, except for the amounts below.

The estimated fair value for certain consolidated long-term borrowings and financing was calculated at current market rates, considering the nature, term and risks similar to those of the registered contracts, as follows:

		12/31/2022		12/31/2021
	Closing Balance	Fair value	Closing Balance	Fair value
Fixed Rate Notes	15,656,088	13,782,836	15,617,091	15,700,276
(*)	Source: Bloomberg

14.c)	Derivative financial instruments portfolio position

Swap exchange rate Dollar x Euro

The subsidiary Lusosider Produtos Siderúrgicos S.A. has derivative transactions to hedge its dollar exposure against the euro. The operation was settled in 2021.

Swap exchange rate CDI x Dollar

The Company has derivative transactions to protect its debt in NCE raised in September 2019 with maturity in October 2023 in the amount of US$67 million (equivalent to R$278 million) at a cost compatible with that usually practiced by the Company.

Swap exchange rate Real x Dollar

The subsidiary CSN Cimentos, after contracting a borrowing in foreign currency of US$115,000, contracted derivative operations to protect its exposure to the dollar, maturing on June 10, 2027.

Swap exchange rate CDI x IPCA

The subsidiaries CSN Mineração and CSN Cimentos issued debentures during 2021 and 2022, respectively, and entered derivative transactions to hedge their exposure to the IPCA. CSN Mineração's contracts have maturities scheduled from 2031 to 2037, while CSN Cimentos' contracts mature in 2032.

Below is the position of the derivatives:

							12/31/2022	12/31/2021	12/31/2020
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) (note 28)
Instrument	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
Exchange rate swap

Exchange rate swap Dollar x Euro	Settled	Dollar						7,119	(9,672)
Exchange rate swap Dollar x Real	Settled	Dollar	100,000				176,991	37,322
Exchange rate swap CDI x Dollar	10/02/2023	Dollar	67,000	297,020	(355,025)	(58,005)	43,817	(9,960)	(106,143)
Exchange rate swap Real x Dollar	10/6/2027	Dollar	115,000	622,776	(634,243)	(11,467)	(11,467)
Total Swap			282,000	919,796	(989,268)	(69,472)	209,341	34,481	(115,815)

Interest rate swap
Interest rate (Debentures) CDI x IPCA	07/15/2031	Real	576,448	612,994	(649,635)	(36,641)	(67,471)	(17,432)
Interest rate (Debentures) CDI x IPCA	07/15/2032	Real	745,000	813,924	(850,497)	(36,573)	(36,571)
Interest rate (Debentures) CDI x IPCA	07/15/2036	Real	423,552	449,550	(492,040)	(42,490)	(25,057)	(17,488)
Interest rate (Debentures) CDI x IPCA	07/15/2037	Real	655,382	691,974	(717,553)	(25,579)	(25,579)
Interest rate (Debentures) CDI x IPCA	02/16/2032	Real	600,000	657,792	(666,223)	(8,431)	(24,089)
Interest rate (Debentures) CDI x IPCA	12/2/2032	Real	600,000	658,086	(666,351)	(8,265)	(79,130)
Total interest rate (Debentures) CDI x IPCA			3,600,382	3,884,320	(4,042,299)	(157,979)	(257,897)	(34,920)

				4,804,116	(5,031,567)	(227,451)	(48,556)	(439)	(115,815)

•	Classification of derivatives in the balance sheet and income statement

			12/31/2022	12/31/2021	12/31/2020
Instruments	Liabilities		Financial income (expenses), net (note 28)
	Non-current	Total
Exchange rate swap (NDF) Dollar x real (settled)			176,991	37,322
Exchange rate swap Dollar x Euro (Settled)				7,119	(9,070)
Exchange rate swap GBP x Euro					(602)
Exchange rate swap CDI x Dollar	(58,005)	(58,005)	43,817	(9,960)	(106,143)
Interest rate swap CDI x IPCA	(157,979)	(157,979)	(257,897)	(34,920)
	(227,451)	(227,451)	(48,556)	(439)	(115,815)

Derivative instruments SWAP CDI x IPCA are fully classified in the borrowings and financing group, since they are linked to debentures in order to protect exposure to the IPCA.

14.d)	Investments in securities measured at fair value through profit or loss

The Company has common shares (USIM3), preferred shares (USIM5) of Siderúrgica de Minas Gerais S.A. (“Usiminas”) and shares of Panatlântica S.A. (PATI3), which are designated as fair value through profit or loss.

Usiminas shares are classified as current assets in financial investments and Panatlântica shares are classified as non-current assets under the investment line item. They are recorded at fair value, based on the market price quote in B3.

In accordance with the Company’s policy, the gains and losses arising from the variation in the share price are recorded directly in the income statement as financial result in the case of financial investments, or as other operating income and expenses in the case of long-term investments.

Class of shares	12/31/2022				12/31/2021				12/31/2022	12/31/2021	12/31/2020
	Quantity	Equity interest (%)	Share price	Closing Balance	Quantity	Equity interest (%)	Share price	Closing Balance	Profit or loss (notes 27 and 28)
USIM3	106,620,851	15.12%	7.41	790,061	106,620,851	15.12%	14.51	1,547,069	(757,008)	(121,593)	623,652
USIM5	55,144,456	10.07%	7.16	394,834	55,144,456	10.07%	15.16	835,990	(441,156)	506,890	566,837
				1,184,895				2,383,059	(1,198,164)	385,297	1,190,489
PATI3	2,705,726	11.31%	35.00	94,700	2,705,726	11.31%	70.34	190,321	(95,620)	109,254	12,579
				1,279,595				2,573,380	(1,293,784)	494,551	1,203,068

•	Stock market price risks

The Company is exposed to the risk of changes in the stock price due to the investments measured at fair value through profit or loss that have their quotations based on the market price on the B3.

Sensitivity analysis for stock price risks

We present below the sensitivity analysis for the stock price risks. The Company considered scenarios 1 and 2 with 25% and 50% devaluation in the stock price using as reference the closing price on December 31, 2022. The probable scenario considered a 5% devaluation in the stock price.

The effects on the result, considering probable scenarios, 1 and 2 are demonstrated below:

		12/31/2022
Class of shares	Probable scenario	Scenario 1	Scenario 2
	5%	25%	50%
USIM3	(39,503)	(197,515)	(395,030)
USIM5	(19,742)	(98,709)	(197,417)
PATI3	(4,735)	(23,675)	(47,350)

14.e)	Capital management

The Company seeks to optimize its capital structure in order to reduce its financial costs and maximize the return to its shareholders. The table below shows the evolution of the Company’s consolidated capital structure, with financing by equity and third-party capital:

Thousands of reais	12/31/2022	12/31/2021
Shareholder's equity (equity)	21,907,929	23,374,389
Borrowings and Financing (Third-party capital)	40,918,742	32,507,522
Gross Debit/Shareholder's equity	1.87	1.39

Accounting Policy

The Company’s financial instruments are classified according to the definition of the business model adopted by the Company and the characteristics of the cash flow, in the case of financial assets.

Upon initial recognition, financial assets can be classified into three categories: assets measured at amortization cost, fair value through profit or loss and fair value through other comprehensive income.

Financial assets are derecognized when the rights to receive cash flows have expired or have been transferred; in the latter case, provided that the Company has substantially transferred all risks and rewards of ownership.

If the company substantially holds all the risks and rewards of ownership of the financial asset, it must continue to recognize the financial asset.

Financial liabilities are classified as amortized cost or fair value through profit or loss. Management determines the classification of its financial liabilities upon initial recognition.

Financial liabilities are derecognized only when they are extinguished, that is, when the obligation specified in the contract is settled, canceled, or expires. The Company also derecognizes a financial liability when the terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Financial assets and liabilities are offset and the net amount presented in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle them on a net basis, or realize the asset and settle the liability simultaneously.

Derivative Financial Instruments and Hedging Activities

Initially, derivatives are recognized at fair value on the date that a derivative contract is entered and are subsequently measured at fair value with the changes recorded in the income statement in the caption Financial Result in the income statement.

Hedge accounting: The Company adopts hedge accounting and designates certain financial liabilities as a hedging instrument for foreign exchange risk and price risk (“Platts” index) associated with cash flows arising from forecasted and highly probable exports (cash flow hedge).

The Company documents, at the inception of the transaction, the relationships between the hedging instruments and the hedged items (expected exports), as well as the risk management objectives and strategy for undertaking various hedging transactions. In addition, it documents its assessment, both at the hedge's inception and on an ongoing basis, that the hedge transactions are highly effective in offsetting changes in cash flows of hedged items.

The effective portion of the changes in the fair value of financial liabilities designated and qualifying as cash flow hedge is recognized in equity, under “Hedge Accounting”. Gains or losses related to the ineffective portion are recognized in other operating expenses/income, when applicable.

Gains and losses from cash flow hedge accounting of debt financial instruments and iron ore derivative financial instruments will not immediately affect the Company's result, but only to the extent that exports are realized.

The amounts accumulated in equity are realized in the operating result in the periods when the forecast exports affect the result.

When a hedge instrument expires or is settled early, or when the hedge relationship no longer meets the criteria for hedge accounting, or when Management decides to discontinue hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity, and from that time onwards the foreign exchange variations are recorded in the financial result. When the forecast transaction is realized, the gain or loss is reclassified to operating income. When a forecast transaction is no longer expected to take place, the cumulative gain or loss that had been reported in equity is immediately transferred to the income statement under “Other operations”.

Investment hedge: The Company designates for net investment hedge a portion of its financial liabilities as a hedging instrument of its investments abroad with functional currency different from the Group's currency in accordance with IAS 39 and IFRS 9. This relationship occurs because financial liabilities are related to investments in the amounts necessary for the effective relationship.

The Company documents, at the inception of the transaction, the relationships between hedging instruments and hedged items, as well as the risk management objectives and strategy for undertaking hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, that the hedging transactions are highly effective in offsetting changes in the hedged items.

The effective portion of changes in the fair value of financial liabilities that are designated and qualify as net investment hedges is recognized in equity under Hedge Accounting. The gains or losses related to the ineffective portion are recognized in Other Operations, when applicable. If at any time during the hedge relationship the debt balance is greater than the investment balance, the exchange variation on the excess debt is reclassified to the income statement as other operating income/expenses (hedge ineffectiveness).

The amounts accumulated in the equity will be realized in the income statement by the disposal or partial disposal of the foreign operation.